Share-based compensation, Non-vested Share Awards (Details)	12 Months Ended			74 Months Ended
	Dec. 31, 2022 CHF (SFr) EquityInstruments	Dec. 31, 2021 CHF (SFr) EquityInstruments	Dec. 31, 2020 CHF (SFr) EquityInstruments	Dec. 31, 2022 CHF (SFr) EquityInstruments
Weighted Average grant date fair value [Abstract]
Expense charged against the income statement | SFr	SFr 3,300,000	SFr 4,100,000	SFr 4,100,000
Directors [Member]
Share-based payment arrangement [Abstract]
Vesting conditions	1 year
Non-vested Share Awards [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)	239,194		0
Number of non-vested shares [Abstract]
Non-vested at beginning of period (in shares)	797	19,494	42,763
Forfeited during the year (in shares)			(11,828)
Expired during the year (in shares)			(7,804)
Exercised during the year (in shares)		(2,471)	(84,638)
Granted during the year (in shares)	239,194		0
Vested during the year	(23,505)	(18,697)	(23,269)
Non-vested at end of period (in shares)	216,486	797	19,494	216,486
Vested and exercisable (in shares)	89,020	65,515	49,289	89,020
Weighted Average grant date fair value [Abstract]
Weighted average grant date fair value, non-vested at beginning of period | SFr	SFr 9.41	SFr 9.51	SFr 9.52
Weighted average grant date fair value, forfeited during the year | SFr			9.47
Weighted average grant date fair value, expired during the year | SFr			9.52
Weighted average grant date fair value, exercised during the year | SFr		9.46	9.51
Weighted average grant date fair value, granted during the year | SFr	3.06		0
Weighted average grant date fair value, vested during the year | SFr	3.28	9.52	9.52
Weighted average grant date fair value, vested and exercisable | SFr	7.84	9.48	9.47	SFr 7.84
Weighted average grant date fair value, non-vested at end of period | SFr	3.06	9.41	9.51	3.06
Restricted Stock Units
Weighted Average grant date fair value [Abstract]
Weighted average grant date fair value, non-vested at beginning of period | SFr	9.41	9.51
Weighted average grant date fair value, non-vested at end of period | SFr	SFr 3.06	SFr 9.41	SFr 9.51	SFr 3.06
Restricted Stock Units | Directors [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)				159,025
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)				159,025
Restricted Stock Units | Executives [Member]
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares)				274,872
Contractual life of options	10 years
Number of non-vested shares [Abstract]
Granted during the year (in shares)				274,872
Restricted Stock Units, first vesting conditions | Executives [Member]
Share-based payment arrangement [Abstract]
Vesting conditions	3 years
Restricted Stock Units, second vesting conditions | Executives [Member]
Share-based payment arrangement [Abstract]
Vesting conditions	4 years